Vessels, net	12 Months Ended
Dec. 31, 2021
Vessels, net [Abstract]
Vessels, net
6.      Vessels, net

Vessel acquisitions and Vessel’s Improvements– Continuing Operations
In November 2019, the Company had acquired from its then Chairman of the Board Mr. Symeon Palios the entity Rongelap Shipping Company Inc., whose sole asset was a contract to acquire the tanker vessel “P. Fos” for a purchase price of $11,000. In January 2020, the Company took delivery of the tanker vessel “P. Fos”, which had a purchase price of $26,000. Later during the same year, the Company also acquired the tanker vessels “P. Kikuma” and “P. Yanbu”, for a purchase price of $26,000 and $22,000, respectively. The vessels were delivered to the Company in March and December 2020, respectively. Aggregate pre-delivery costs capitalized in connection with these three vessels amounted to $403 (including the $17 that were capitalized in 2019 for the vessel “P. Fos”).

During 2021, the Company capitalized in Vessels, net an amount of $2,218, mainly representing costs for the installation of ballast water treatment system on the tanker vessels “Briolette” and “P. Fos”, out of which $1,758 has been settled until December 31, 2021 and is included in Payments for vessels’ improvements in the accompanying consolidated statement of cash flows. Additionally, an amount of $558 relating to the installation costs of the ballast water treatment system of the vessel “Blue Moon”, whose scheduled special survey was in progress as of December 31, 2021, is included in Other non-current assets in the accompanying consolidated balance sheets. Out of the $558 of these installation costs, $19 have been paid until December 31, 2021 and is included in Payments for vessels’ improvements in the accompanying consolidated statement of cash flows.

Vessels’ impairment – Discontinued Operations
In 2020 and 2019, the Company, taking into account the provisions of ASC 360 and factors such as the vessels’ age and employment prospects under the then current market conditions, determined the future undiscounted cash flows for each of its vessels, considering its various alternatives, including sale possibilities. During 2020 and 2019, the carrying values of one and three, respectively, containers vessels were impaired as a result of their classification as “held for sale” or as a result of the Company’s impairment exercise. More specifically, in 2020, an impairment loss of $339 was recognized in connection with the container vessels’ “Rotterdam” held for sale classification on the March 31, 2020 balance sheets, as the vessel’s carrying value exceeded its fair value, less costs to sell. During 2019, an impairment loss of $17,434 was recognized in connection with the classification of the container vessel “Pucon” as “held for sale” on the September 30, 2019 balance sheets, and an aggregate impairment loss of $14,195 was recognized for the container vessels ”Pamina” and “Rotterdam” that were classified on the June 30, 2019, and December 31, 2019 balance sheets, respectively, as held and used, as the Company’s impairment exercise concluded that their carrying value was not recoverable. The vessels were measured at fair value on a non-recurring basis as a result of the Company’s impairment test exercise or their “held for sale” classification and their fair value was determined through Level 2 inputs of the fair value hierarchy making also use of available market data for the market value of vessels with similar characteristics. The aggregate fair values of the impaired vessels as of the testing dates were $18,130 in 2020 and $47,393 in 2019.

In aggregate, in 2020 and 2019, the impairment loss recognized by the Company for its container vessels amounted to $339 and $31,629, out of which $598 were unamortized dry-dock costs (Note 2 (l),(m)), respectively, and is included in Net income/(loss) from discontinued operations in the accompanying consolidated statement of operations (Note 3).

Vessels’ disposals – Discontinued Operations
In January and August 2020, the Company, through two of its subsidiaries, agreed to sell the container vessels “Rotterdam” and “Domingo” to unrelated parties for an aggregate gross price of $24,100. The vessels were delivered to their new owners in April and August 2020, respectively, and the Company received the sale proceeds in accordance with the terms of the contracts.

For 2020, the gain on sale of vessels, net of direct to sale expenses, amounted to $319, while the respective loss for 2019, including direct to sale expenses, amounted to $127. The gain / (loss) on vessels’ sale is included in Net income/(loss) from discontinued operations in the accompanying consolidated statement of operations (Note 3).

The amounts of Vessels, net in the accompanying consolidated balance sheets are analyzed as follows:

Continuing Operations	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2019	$60,161	$(740)	$59,421
- Transfer from advances for vessel acquisitions and other vessel costs	11,017	-	11,017
- Acquisitions and other vessel costs	63,386	-	63,386
- Depreciation	-	(5,716)	(5,716)
Balance, December 31, 2020	$134,564	$(6,456)	$128,108
- Vessels’ improvements	2,218	-	2,218
- Depreciation	-	(7,290)	(7,290)
Balance, December 31, 2021	$136,782	$(13,746)	$123,036

Discontinued Operations	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2019	33,840	(10,390)	23,450
- Vessels’ disposals	(33,501)	10,421	(23,080)
- Depreciation	-	(31)	(31)
- Impairment charges	(339)	-	(339)
Balance, December 31, 2020	$-	$-	$-